Supplemental cash flow information (Tables)	9 Months Ended
Sep. 30, 2020
Supplemental cash flow information
Schedule of supplemental cash flow information

	Three months ended		Nine months ended
	September 30,		September 30,
(in thousands of U.S. dollars)	2020	2019	2020	2019
Supplemental disclosure of non-cash investing activities
Non cash expenditures for vessel and other equipment	$—	$—	$—	$(43)
Supplemental disclosure of non-cash financing activities
Non-cash indemnifications received	$—	$—	$8,600	$—